Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2024	2023
	$m	$m
Goodwill	4,118	4,323
Other intangible assets[1]	8,266	8,164
At 31 Dec	12,384	12,487
1Included within other intangible assets is internally generated software with a net carrying amount of $7,100m (2023: $6,895m). During the year, capitalisation of internally generated software was $2,476m (2023: $2,306m), impairment was $67m (2023: reversal impairment of $285m) and amortisation was $1,995m
(2023: $1,877m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2024	2023
	$m	$m
Gross amount
At 1 Jan	19,560	18,965
Exchange differences	(962)	523
Reclassified to held for sale and additions[1]	28	73
Other	—	(1)
At 31 Dec	18,626	19,560
Accumulated impairment losses
At 1 Jan	(15,237)	(14,809)
Exchange differences	716	(428)
Reclassified to held for sale[1]	13	—
At 31 Dec	(14,508)	(15,237)
Net carrying amount at 31 Dec	4,118	4,323
1Includes goodwill arising from acquisition of Silkroad, offset by goodwill reclassified to held for sale associated with sales of HSBC Bank Armenia, private banking business in Germany, and planned sale of HSBC Assurances Vie (France). For further details, see Note 23.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation – significant CGUs at 1 October 2024[1]
	Carrying amount at 1 Oct 2024	of which goodwill	Value in use at 1 Oct 2024	Discount rate	Growth rate beyond initial cash flow	Carrying amount at 1 Oct 2023	of which goodwill	Value in use at 1 Oct 2023	Discount rate	Growth rate beyond initial cash flow projections
	$m	$m	$m	%	%	$m	$m	$m	%	%
HSBC UK Bank plc – WPB	12,785	2,843	27,118	10.6	2.0	11,167	2,597	27,933	10.4	2.0
1For impacts arising from the revised organisational structure effective from 1 January 2025, see Note 1.2(a).